Subsequent Events	12 Months Ended
Nov. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

The Company performed an evaluation of subsequent events through February 10, 2023, the date the consolidated financial statements were available to be issued, for events requiring recording or disclosure. The Company has identified the following subsequent events:

On February 6, 2023, the Company adopted a long term incentive plan, which provides for equity incentive awards in the form of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock units, performance awards, restricted stock awards and other cash and equity-based awards.